Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Operating Loss Carryforwards [Line Items]
Effective tax rate, change from prior year, percent									(26.80%)
Net loss from discontinued operations, net of tax benefits	$ (3,037)	$ (2,720)	$ (5,254)	$ (2,749)	$ (3,218)	$ (3,302)	$ (2,805)	$ (2,647)	$ (13,760)	$ (11,972)	$ (9,286)
Tax benefits from discontinued operations									7,016	6,986	5,414
Net deferred tax assets									(60,600)
Valuation on deferred tax assets increase									$ 26,400
Document Fiscal Year Focus									2018
Unrecognized tax benefits that would impact effective tax rate	132,400				118,200				$ 132,400	118,200	82,300
Amount of unrecorded benefit	10,000								10,000
Total gross interest and penalties accrued	18,700				$ 21,000				$ 18,700	$ 21,000	$ 22,300
U.S. statutory tax rate									21.00%	35.00%	35.00%
State And Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, valuation allowance	21,800								$ 21,800
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, valuation allowance	$ 27,300								$ 27,300